Other Income (Expenses), Net (Tables)	12 Months Ended
Sep. 30, 2022
Other Income (Expenses), Net [Abstract]
Schedule of other income (expenses)
	For the years ended September 30,
	2022	2021	2020
Government subsidies*	$1,505,943	$517,054	$16,718
Gain from settlement of payables**	-	556,808	-
Other miscellaneous non-business income (loss)	(226,384)	59,241	(84,088)
Total other income (expenses), net	$1,279,559	$1,133,103	$(67,370)